Pledged assets - Certain Assets Provided as Collateral Mainly for Long-term Bank Loans and Leases (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure assets pledged as collateral [Line Items]
Purpose	Lease
Non-current financial assets at amortized cost	$ 43,219	$ 43,034
Assets pledged as collateral for liabilities	$ 12,621,232	13,393,118
Land [member]
Disclosure assets pledged as collateral [Line Items]
Purpose	Bank loan
Property, plant and equipment, net	$ 454,738	454,738
Buildings [member]
Disclosure assets pledged as collateral [Line Items]
Purpose	Bank loan
Property, plant and equipment, net	$ 5,745,435	5,722,487
Machinery and equipment [member]
Disclosure assets pledged as collateral [Line Items]
Purpose	Bank loan
Property, plant and equipment, net	$ 6,377,840	$ 7,172,859